SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Cash outflows for lease contracts	$ 144	$ 121